Shareholder Report, Holdings (Details) - C000222207 [Member]	Sep. 30, 2025
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Global Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Commodity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%